Performance Management	Oct. 31, 2025
Zevenbergen Growth Fund Series
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in performance. Performance information shown prior to January 19, 2024 is for Zevenbergen Growth Fund, which was a series of Trust for Advised Portfolios (the “Predecessor Fund”). The Fund has adopted the historical performance of the Predecessor Fund.
The bar chart shows the Fund’s Institutional Class performance from year to year. The table below illustrates how the Fund’s average annual returns for the period indicated compare with those of a broad measure of market performance and also a second more narrowly tailored index. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is posted on the Fund’s website at www.zci.com/funds or by calling the Fund toll-free at 1-844-ZVNBRGN (1-844-986-2746).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in performance.
Performance Additional Market Index [Text]	The table below illustrates how the Fund’s average annual returns for the period indicated compare with those of a broad measure of market performance and also a second more narrowly tailored index.
Bar Chart [Heading]	Calendar Years Ended December 31
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.
In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.zci.com/funds
Performance Availability Phone [Text]	1-844-986-2746
Zevenbergen Growth Fund Series | Zevenbergen Growth Fund - Institutional Class
Prospectus [Line Items]
Bar Chart Closing [Text Block]
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 54.30% for the quarter ended June 30, 2020, and the lowest quarterly return was -40.64% for the quarter ended June 30, 2022.
For the year-to-date period ended September 30, 2025, the Fund’s total return was 13.29%.
Year to Date Return, Label [Optional Text]	year-to-date period ended
Bar Chart, Year to Date Return	13.29%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	54.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(40.64%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Zevenbergen Genea Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Performance
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in performance. Performance information shown prior to January 19, 2024 is for Zevenbergen Genea Fund, which was a series of Trust for Advised Portfolios (the “Predecessor Fund”). The Fund has adopted the historical performance of the Predecessor Fund.
The bar chart shows the Fund’s Institutional Class performance from year to year. The table below illustrates how the Fund’s average annual returns for the period indicated compare with those of a broad measure of market performance and also a second more narrowly tailored index. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is posted on the Fund’s website at www.zci.com/funds or by calling the Fund toll-free at 1-844-ZVNBRGN (1-844-986-2746).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in performance.
Performance Additional Market Index [Text]	The table below illustrates how the Fund’s average annual returns for the period indicated compare with those of a broad measure of market performance and also a second more narrowly tailored index.
Bar Chart [Heading]	Calendar Years Ended December 31
Bar Chart Closing [Text Block]
During the period of time shown in the bar chart, the Fund’s highest quarterly return was 62.07% for the quarter ended June 30, 2020, and the lowest quarterly return was -44.21% for the quarter ended June 30, 2022.
For the year-to-date period ended September 30, 2025, the Fund’s total return was 21.83%.

Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.
In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.zci.com/funds
Performance Availability Phone [Text]	1-844-986-2746
Zevenbergen Genea Fund | Zevenbergen Genea Fund - Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date period ended
Bar Chart, Year to Date Return	21.83%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	62.07%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(44.21%)
Lowest Quarterly Return, Date	Jun. 30, 2022